Financial Assets Carried at Contract Value (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan Investment Contract Value [Line Items]
Summary of Financial Assets Carried at Contract Value
The following table provides information as of December 31, 2025 and 2024 about the financial assets carried at contract value:

As of December 31,	2025	2024
Financial assets at contract value:
Putnam Stable Value Fund	$263,644	$263,101